UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Mid-Cap Growth Fund	March 31, 2018

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Vail Resorts	1,100,000	243,870
		1,817,103
Internet & Direct Marketing Retail 0.6%		
Expedia	1,700,000	187,697
		187,697
Multiline Retail 1.7%		
Dollar General	5,500,000	514,525
		514,525
Specialty Retail 2.7%		
Burlington Stores (1)	1,500,000	199,725
CarMax (1)	3,250,000	201,305
Michaels (1)	4,000,000	78,840
O'Reilly Automotive (1)	995,200	246,192
Ulta Beauty (1)	500,000	102,135
		828,197
Textiles, Apparel & Luxury Goods 2.4%		
PVH	800,000	121,144
Tapestry	11,445,300	602,137
		723,281
Total Consumer Discretionary		4,453,246
CONSUMER STAPLES 1.8%		
Food & Staples Retailing 1.0%		
Casey's General Stores	1,600,000	175,632
Sprouts Farmers Market (1)	5,500,000	129,085
		304,717
Food Products 0.8%		
Conagra Brands	3,500,000	129,080

TD Ameritrade Holding	8,250,000	488,648
		1,084,191
Consumer Finance 0.3%		
SLM (1)	9,000,000	100,890
		100,890
Insurance 4.3%		
FNF Group	10,550,000	422,211
Progressive	7,000,000	426,510
Willis Towers Watson	3,000,000	456,570
		1,305,291
Total Financials		2,734,992
HEALTH CARE 15.9%		
Biotechnology 2.6%		
Alkermes (1)	5,750,000	333,270
Alnylam Pharmaceuticals (1)	1,750,000	208,425
Incyte (1)	1,250,000	104,162
SAGE Therapeutics (1)	200,000	32,214
Seattle Genetics (1)	1,750,000	91,595
TESARO (1)	348,300	19,902
		789,568
Health Care Equipment & Supplies 6.6%		
Cooper Companies	2,115,000	483,933
Dentsply Sirona	1,244,100	62,591
Dexcom (1)	1,750,000	129,780
Hologic (1)	12,275,000	458,594
IDEXX Laboratories (1)	384,987	73,683
Teleflex (2)	2,750,000	701,195

West Pharmaceutical Services	1,500,000	132,435
		2,042,211
Health Care Providers & Services 1.9%		
Acadia Healthcare (1)	3,500,000	137,130
Envision Healthcare (1)(2)	6,427,716	247,017
Mednax (1)	3,732,200	207,622
		591,769
Health Care Technology 0.5%		
athenahealth (1)	475,000	67,939
Veeva Systems, Class A (1)	1,200,000	87,624
		155,563
Life Sciences Tools & Services 3.3%		
Agilent Technologies	7,000,000	468,300
Bruker (2)	9,400,000	281,248
Illumina (1)	400,000	94,568
IQVIA Holdings (1)	1,750,000	171,693
		1,015,809
Pharmaceuticals 1.0%		
Catalent (1)	6,000,000	246,360
Zoetis	625,000	52,194
		298,554
Total Health Care		4,893,474
INDUSTRIALS & BUSINESS SERVICES 20.6%		
Aerospace & Defense 4.3%		
BWX Technologies	1,775,000	112,765
Harris	3,000,000	483,840
Maxar Technologies	1,575,000	72,844

Textron	11,300,000	666,361
		1,335,810
Airlines 0.6%		
United Continental (1)	2,500,000	173,675
		173,675
Building Products 0.8%		
Allegion	3,000,000	255,870
		255,870
Commercial Services & Supplies 1.8%		
KAR Auction Services	4,000,000	216,800
Waste Connections	4,475,000	321,037
		537,837
Electrical Equipment 1.9%		
Acuity Brands	771,300	107,357
Sensata Technologies Holding (1)(2)	9,400,000	487,202
		594,559
Industrial Conglomerates 1.8%		
Roper Technologies	1,965,600	551,724
		551,724
Machinery 4.4%		
Colfax (1)	5,000,000	159,500
Fortive	3,750,000	290,700
Gardner Denver Holdings (1)	3,359,000	103,054
IDEX	3,483,300	496,405
Xylem	3,732,200	287,081
		1,336,740
Professional Services 3.3%		
CoStar Group (1)	500,000	181,340

Equifax	800,000	94,248
IHS Markit (1)	3,750,000	180,900
TransUnion (1)	4,200,000	238,476
Verisk Analytics (1)	3,085,200	320,861
		1,015,825
Road & Rail 0.8%		
J.B. Hunt Transport Services	500,000	58,575
Kansas City Southern	1,750,000	192,238
		250,813
Trading Companies & Distribution 0.9%		
HD Supply Holdings (1)	7,000,000	265,580
		265,580
Total Industrials & Business Services		6,318,433
INFORMATION TECHNOLOGY 23.4%		
Electronic Equipment, Instruments & Components 3.1%		
Coherent (1)	575,000	107,755
Corning	8,000,000	223,040
Keysight Technologies (1)(2)	10,000,000	523,900
National Instruments	2,050,000	103,668
		958,363
Internet Software & Services 2.2%		
Dropbox, Class A (1)(2)	301,413	9,419
Dropbox, Class B, Lock-up Shares Acquisition Date: 5/1/12 Cost $35,354 (1)(2)(3)	2,604,571	77,323
IAC/InterActiveCorp (1)	2,150,000	336,217
Match, Class A (1)	2,400,000	106,656
Shopify, Class A (1)	500,000	62,295
VeriSign (1)	250,000	29,640
Zillow, Class A (1)	497,600	26,871

Zillow, Class C (1)	497,600	26,771
		675,192
IT Services 7.5%		
Black Knight (1)	4,500,000	211,950
CoreLogic (1)(2)	5,004,038	226,332
CSRA	6,220,300	256,463
Fidelity National Information	1,750,000	168,525
Fiserv (1)	5,000,000	356,550
FleetCor Technologies (1)	1,000,000	202,500
Gartner (1)	1,000,000	117,620
Global Payments	3,250,000	362,440
Worldpay, Class A (1)	4,976,200	409,243
		2,311,623
Semiconductors & Semiconductor Equipment 4.9%		
Marvell Technology Group	10,750,000	225,750
Maxim Integrated Products	2,500,000	150,550
Microchip Technology	6,800,000	621,248
Microsemi (1)	1,750,000	113,260
Qorvo (1)	1,000,000	70,450
Xilinx	4,225,000	305,214
		1,486,472
Software 5.7%		
Atlassian, Class A (1)	3,632,600	195,870
CDK Global	2,300,000	145,682
Electronic Arts (1)	1,000,000	121,240
Guidewire Software (1)	1,200,000	96,996
Red Hat (1)	2,000,000	299,020
ServiceNow (1)	400,000	66,180
Splunk (1)	800,000	78,712
SS&C Technologies Holdings	3,000,000	160,920
Symantec	6,250,000	161,563
Tableau Software, Class A (1)	1,800,000	145,476

Workday (1)	2,250,000	285,997
		1,757,656
Total Information Technology		7,189,306
MATERIALS 4.7%		
Chemicals 2.5%		
Air Products & Chemicals	2,000,000	318,060
Ashland Global Holdings	350,000	24,427
RPM International	4,000,000	190,680
Valvoline (2)	10,947,600	242,270
		775,437
Construction Materials 0.5%		
Martin Marietta Materials	750,000	155,475
		155,475
Containers & Packaging 1.2%		
Ardagh	544,516	10,171
Ball	9,000,000	357,390
		367,561
Metals & Mining 0.5%		
Franco-Nevada	2,000,000	136,780
		136,780
Total Materials		1,435,253
REAL ESTATE 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Class A Acquisition Date: 12/9/14 Cost $7,211 (1)(3)(4)	497,567	22,813
Total Real Estate		22,813

UTILITIES 0.9%		
Gas Utilities 0.3%		
Atmos Energy	1,200,000	101,088
		101,088
Multi-Utilities 0.6%		
Sempra Energy	1,500,000	166,830
		166,830
Total Utilities		267,918
Total Miscellaneous Common Stock 0.1% (5)		48,999
Total Common Stocks (Cost $18,054,193)		28,332,175
CONVERTIBLE PREFERRED STOCKS 0.5%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Roofoods, Series F, Acquisition Date: 9/12/17 Cost $42,389 (1)(3)(4)	119,888	42,389
Total Information Technology		42,389
REAL ESTATE 0.3%		
Real Estate Management & Development 0.3%		
Wework, Series D-1, Acquisition Date: 12/9/14 Cost $21,046 (1)(3)(4)	1,263,943	57,952
Wework, Series D-2, Acquisition Date: 12/9/14 Cost $16,536 (1)(3)(4)	993,098	45,533
Total Real Estate		103,485
Total Convertible Preferred Stocks (Cost $79,971)		145,874
SHORT-TERM INVESTMENTS 7.3%		
Money Market Funds 7.3%		
T. Rowe Price Treasury Reserve Fund, 1.61% (2)(6)	2,246,516,362	2,246,516

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled ($5,941,000) for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018